STOCKHOLDERS' EQUITY (Details Textual) - USD ($)				1 Months Ended															2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 11, 2017	Dec. 02, 2016	Feb. 04, 2016	Apr. 30, 2018	Jan. 31, 2018	Dec. 19, 2017	Oct. 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Dec. 31, 2016	Jun. 30, 2016	Jun. 24, 2016	May 31, 2016	Mar. 31, 2016	Mar. 28, 2016	Feb. 29, 2016	Feb. 25, 2016	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2018	Dec. 31, 2015	Jun. 17, 2015	Jun. 16, 2015
Class of Stock [Line Items]
Stock authorized, shares											50,000,000									50,000,000	50,000,000		50,000,000	50,000,000
Par value of preferred stock authorized (in dollars per share)											$ 0.0001									$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, Outstanding (in shares)																		9,374
Stock-based compensation expense																							$ 520,000
Share Price	$ 2.468				$ 2.36									$ 4.12	$ 3.70
Common Stock, Shares Authorized											200,000,000									200,000,000	200,000,000		200,000,000	200,000,000
Shares Issued, Price Per Share					$ 1.19
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							8,621
Deferred Compensation Liability, Current																							$ 73,000
Deferred Compensation Liability, Current and Noncurrent																				$ 388,000	$ 388,000		520,000
Accrued Bonus Reduction Related To Vesting Of Restricted Stock																					$ 73,035	$ 427,320	$ 511,526	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					436,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price					$ 2.80						$ 7.21									$ 6.35	$ 6.35		$ 7.21	$ 7.21		$ 7.20
Sale of Stock, Price Per Share					$ 2.80
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					41.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					2.70%
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures				12,377																17,497
Initial Board Retainer Fees				$ 25,000
Retainer And Meeting Fees																				$ 34,000
Reduction of accrued bonuses in connection with vested stock options																					$ 132,527	0
Adjusted Conversion Price																		3.40
Conversion of Stock, Amount Issued																		$ 990.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	972,000					1,117,800				100,000								304.615
Common Stock Prior To Adjustment																		2,729,489
Additional Collateral, Aggregate Fair Value																		$ 580,000
Conversion of Stock, Shares Converted								15,995										2,855,469
Stock Issued During Period, Shares, New Issues	2,430,000													4,843
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																925,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.80					$ 3.40				$ 3.45						$ 4.35
Proceeds from Issuance of Common Stock																							$ 13,193,831	$ 19,795,476
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																					436,000		0	0
Stock Issued During Period, Shares, Issued for Services															9,480
Stock Issued During Period, Value, Issued for Services														$ 20,000	$ 35,599								$ 0	$ 55,599
Stock Issued During Period, Value, Restricted Stock Award, Gross											$ 1,000												68,002
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period											1,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period											2,000
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures											$ 11,111
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value							$ 25,000
Share-based Compensation																					$ 326,434	838,378	1,260,179	2,311,410
Stock Issued During Period, Shares, Conversion of Units								15,995
Underwriting Agreement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						145,800
Stock Issued During Period, Shares, New Issues						2,794,500
Proceeds From Sale Of Units Gross						$ 7,800,000
Legal Fees						$ 6,500,000
Accounts Payable and Accrued Liabilities [Member]
Class of Stock [Line Items]
Stock-based compensation expense																							59,000	530,000
Deferred Compensation Liability, Current											530,000												$ 59,000	530,000
Share-based Compensation																								530,000
Consultant Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures											12,964
Laidlaw Company Uk Ltd [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share		$ 3.40
Stock Issued During Period, Shares, New Issues		2,205,883
Payments of Stock Issuance Costs		$ 859,000
Proceeds from Issuance of Common Stock		$ 6,600,000
Amendment [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized																											200,000,000	800,000,000
Private Placement [Member]
Class of Stock [Line Items]
Share Price																$ 4.35		$ 5.06
Common Stock, Shares Authorized																1,850,000		2,120,882
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																0.5		0.5
Common Stock Prior To Adjustment																							938,891
Stock Issued During Period, Shares, New Issues			367,647			2,347,236										1,850,000		2,120,882
Proceeds From Sale Of Units Gross			$ 1,250,000			$ 6,800,000												$ 6,900,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						0.40										925,000		1,060,429
Legal Fees																$ 6,000,000	$ 229,000	$ 6,100,000
Payments Of Stock Issuance Costs Commissions																695,000
Payments of Stock Issuance Costs																$ 25,000
Convertible Preferred Stock, Shares Issued upon Conversion																261,590
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 3.40										$ 5.06
Stock Issued During Period, Shares, Issued for Services						2,347,236
Warrant [Member]
Class of Stock [Line Items]
Stock-based compensation expense										$ 86,899
Share Price										$ 3.32
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										100,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period						2,056,691	2,033,590
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Options Granted In Period Total Fair Value										$ 87,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value										$ 0.87
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Volatility Rate										48.00%
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term										10 years
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Risk Free Interest Rate										1.17%
Warrant [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	145,800
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.136
Units Shares [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																		1,060,429
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 5.06
Number Of Common Stock Per Unit																		5.06
Preferred Stock Convertible Conversion Price																		$ 261,590
Warrants Expiration Date																		Aug. 25, 2018
Subsequent Event [Member]
Class of Stock [Line Items]
Share Price					$ 2.36
Shares Issued, Price Per Share					$ 1.19
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					436,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price					$ 2.80
Sale of Stock, Price Per Share					$ 2.80
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					41.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					2.70%
Maximum [Member]
Class of Stock [Line Items]
Share Price															$ 3.90
Adjusted Conversion Price			5.04
Minimum [Member]
Class of Stock [Line Items]
Adjusted Conversion Price			3.40
Minimum [Member] | Private Placement [Member]
Class of Stock [Line Items]
Adjusted Conversion Price																		3.25
Restricted Stock
Class of Stock [Line Items]
Stock-based compensation expense																					292,433	$ 734,692	$ 1,110,111	$ 2,255,811
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options																				$ 1,594,089	$ 1,594,089		$ 1,861,521
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					25,000
Employee Stock Option [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	364,500
Incentive Rsu [Member]
Class of Stock [Line Items]
Stock-based compensation expense												$ 702,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period												120,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										25,000			5,995								54,874		241,051	5,995
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																			5,591
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																			5,591		85,135		21,586	1,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period																			3,759		0		3,759	2,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value										$ 80,000			$ 25,239
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited																			10,926
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																					$ 2.16		$ 3.19	$ 4.21
Employee And Directors [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										116,229
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value										$ 382,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage										50.00%
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period									50,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Options Granted In Period Total Fair Value									$ 149,500
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																							41,201
Deferred Compensation Liability, Current and Noncurrent											$ 73,250												$ 68,000	$ 73,250		$ 73,250
Stock Issued During Period, Shares, Share-based Compensation, Gross																							2,351
Convertible Series A Preferred Stock
Class of Stock [Line Items]
Stock authorized, shares											2,250,000									2,250,000	2,250,000		2,250,000	2,250,000
Par value of preferred stock authorized (in dollars per share)											$ 0.0001									$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, Outstanding (in shares)											0									0	0		0	0
Stock Issued During Period, Shares, New Issues																							0	0
Stock Issued During Period, Shares, Issued for Services																							0	0
Stock Issued During Period, Value, Issued for Services																							$ 0	$ 0
Stock Issued During Period, Value, Restricted Stock Award, Gross																							$ 0
Convertible Series B Preferred Stock
Class of Stock [Line Items]
Stock authorized, shares											8,000,000									8,000,000	8,000,000		8,000,000	8,000,000
Par value of preferred stock authorized (in dollars per share)											$ 0.0001									$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, Outstanding (in shares)											0									0	0		0	0
Stock Issued During Period, Shares, New Issues																							0	0
Stock Issued During Period, Shares, Issued for Services																							0	0
Stock Issued During Period, Value, Issued for Services																							$ 0	$ 0
Stock Issued During Period, Value, Restricted Stock Award, Gross																							$ 0
Convertible Series C Preferred Stock
Class of Stock [Line Items]
Stock authorized, shares											3,284,396									3,284,396	3,284,396		3,284,396	3,284,396
Par value of preferred stock authorized (in dollars per share)											$ 0.0001									$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, Outstanding (in shares)											0									0	0		0	0	0
Stock Issued During Period, Shares, New Issues																							0	0
Stock Issued During Period, Shares, Issued for Services																							0	0
Stock Issued During Period, Value, Issued for Services																							$ 0	$ 0
Stock Issued During Period, Value, Restricted Stock Award, Gross																							$ 0
Convertible Series E Preferred Stock
Class of Stock [Line Items]
Stock authorized, shares											15,151	328			100					15,151	15,151		15,151	15,151
Par value of preferred stock authorized (in dollars per share)											$ 0.0001									$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, Outstanding (in shares)						8,946					8,946									8,946	8,946		8,946	8,946
Stock Issued During Period, Shares, Conversion of Convertible Securities			2,729,780
Conversion of Stock, Shares Issued												99,916			30,461		292
Conversion of Stock, Amount Issued			$ 990.00			$ 990.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			291.176			353.571
Common Stock Units Sold			9,375
Common Stock Prior To Adjustment			1,841,528			2,725,089
Additional Collateral, Aggregate Fair Value			$ 3,020,000																				$ 1,070,000
Conversion of Stock, Shares Converted						3,163,051
Stock Issued During Period, Shares, New Issues																							0	0
Stock Issued During Period, Shares, Issued for Services																							0	0
Stock Issued During Period, Value, Issued for Services																							$ 0	$ 0
Stock Issued During Period, Value, Restricted Stock Award, Gross																							$ 0
Convertible Series E Preferred Stock | Maximum [Member]
Class of Stock [Line Items]
Adjusted Conversion Price						3.25
Convertible Series E Preferred Stock | Minimum [Member]
Class of Stock [Line Items]
Adjusted Conversion Price						2.80
9% Series D Cumulative Preferred Stock
Class of Stock [Line Items]
Stock authorized, shares											7,500,000									7,500,000	7,500,000		7,500,000	7,500,000
Par value of preferred stock authorized (in dollars per share)											$ 0.0001									$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, Outstanding (in shares)											0									0	0		0	0